Note 19 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2013	$65,073
2014	53,253
2015	40,982
2016	30,476
2017	20,395
Thereafter	73,244